ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additional Information To Statements Of Comprehensive Loss
Salaries and related benefits	$ 8,887	$ 6,458	$ 6,419
Agent commissions	392	335	221
Marketing	4,782	3,627	5,239
Travel	1,121	611	1,176
Share-based payment	698	252	214
Selling and marketing expenses	$ 15,880	$ 11,283	$ 13,269